UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 88.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.893%, with maturity at 2035(1)	$8,529		$9,100,276
2.997%, with maturity at 2034(1)	2,036		2,179,743
4.50%, with maturity at 2035	6,856		7,194,006
5.00%, with various maturities to 2018	2,916		3,105,195
5.50%, with various maturities to 2032	5,149		5,450,273
6.00%, with various maturities to 2035	17,687		19,654,597
6.50%, with various maturities to 2036	45,735		51,586,884
6.87%, with maturity at 2024	127		146,560
7.00%, with various maturities to 2035	23,503		26,803,792
7.09%, with maturity at 2023	492		552,683
7.25%, with maturity at 2022	788		909,038
7.31%, with maturity at 2027	196		219,242
7.50%, with various maturities to 2035	22,729		26,769,325
7.63%, with maturity at 2019	212		229,939
7.75%, with maturity at 2018	16		16,958
7.78%, with maturity at 2022	98		113,285
7.85%, with maturity at 2020	165		181,236
8.00%, with various maturities to 2028	6,238		6,967,313
8.13%, with maturity at 2019	381		428,118
8.15%, with various maturities to 2021	189		217,573
8.25%, with maturity at 2017	33		36,761
8.50%, with various maturities to 2031	5,627		6,550,005
8.75%, with maturity at 2016	3		3,189
9.00%, with various maturities to 2027	3,824		4,206,750
9.25%, with maturity at 2017	30		32,285
9.50%, with various maturities to 2026	1,223		1,399,624
9.75%, with maturity at 2018	0	(2)	228
10.50%, with maturity at 2020	446		518,360
11.00%, with maturity at 2015	10		11,080

			$174,584,318

Federal National Mortgage Association:
2.201%, with various maturities to 2026(1)	$2,257		$2,334,460
2.217%, with various maturities to 2033(1)	3,102		3,237,159
2.22%, with various maturities to 2035(1)	24,273		25,480,205
2.259%, with maturity at 2022(1)	1,176		1,208,251
2.274%, with maturity at 2040(1)	1,547		1,626,221
2.283%, with maturity at 2035(1)	1,508		1,570,882
2.302%, with maturity at 2031(1)	2,327		2,393,521
2.459%, with maturity at 2037(1)	4,880		5,146,551
2.768%, with maturity at 2036(1)	1,386		1,435,530
3.173%, with maturity at 2036(1)	1,567		1,613,217
3.644%, with maturity at 2021(1)	1,155		1,198,048
3.651%, with maturity at 2034(1)	5,756		6,301,465
3.789%, with maturity at 2036(1)	446		471,310
3.801%, with maturity at 2035(1)	6,406		7,012,412
3.958%, with maturity at 2034(1)	5,480		5,999,147
4.098%, with maturity at 2036(1)	20,932		22,997,204
4.327%, with maturity at 2035(1)	6,551		7,188,784
4.754%, with maturity at 2034(1)	16,676		18,286,827
5.00%, with maturity at 2027	372		396,972
5.50%, with various maturities to 2030	9,209		9,760,185

Security	Principal Amount (000’s omitted)	Value
6.00%, with various maturities to 2038	$48,634	$53,205,021
6.50%, with various maturities to 2038	155,847	174,298,210
6.554%, with maturity at 2025(3)	232	268,018
7.00%, with various maturities to 2036	86,891	99,200,108
7.25%, with maturity at 2023	8	8,114
7.50%, with various maturities to 2032	6,932	8,067,585
7.875%, with maturity at 2021	589	686,256
8.00%, with various maturities to 2032	29,779	35,793,659
8.021%, with maturity at 2030(3)	11	12,549
8.25%, with maturity at 2025	235	277,201
8.33%, with maturity at 2020	482	555,312
8.50%, with various maturities to 2032	5,374	6,317,679
8.525%, with maturity at 2021(3)	58	68,206
9.00%, with various maturities to 2030	662	773,773
9.50%, with various maturities to 2030	1,417	1,645,685
9.539%, with maturity at 2020(3)	17	18,978
9.61%, with maturity at 2021(3)	58	65,331
9.635%, with maturity at 2025(3)	20	23,425
9.75%, with maturity at 2019	11	13,093
9.875%, with maturity at 2021(3)	53	63,170
9.994%, with maturity at 2023(3)	38	44,862
10.044%, with maturity at 2025(3)	18	20,695
10.099%, with maturity at 2021(3)	38	43,669
10.19%, with maturity at 2025(3)	8	8,307
11.00%, with maturity at 2020	261	283,446
11.415%, with maturity at 2019(3)	16	17,048
11.736%, with maturity at 2021(3)	7	7,201
11.939%, with maturity at 2018(3)	15	16,345
12.716%, with maturity at 2015(3)	21	22,361

		$507,483,658

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$275	$286,241
2.00%, with maturity at 2026(1)	270	282,004
6.00%, with various maturities to 2033	42,900	48,209,546
6.10%, with maturity at 2033	9,787	11,268,082
6.50%, with various maturities to 2036	35,219	39,896,319
7.00%, with various maturities to 2034	46,809	54,856,538
7.25%, with maturity at 2022	15	16,469
7.50%, with various maturities to 2025	4,262	4,923,983
8.00%, with various maturities to 2027	6,537	7,595,455
8.25%, with maturity at 2019	91	103,040
8.30%, with maturity at 2020	28	32,673
8.50%, with various maturities to 2018	858	946,275
9.00%, with various maturities to 2027	4,718	5,856,274
9.50%, with various maturities to 2026	2,943	3,561,543

		$177,834,442

Total Mortgage Pass-Throughs (identified cost $844,794,694)		$859,902,418

Collateralized Mortgage Obligations — 4.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$181	$207,147
Series 1822, Class Z, 6.90%, 3/15/26	979	1,101,538

Security	Principal Amount (000’s omitted)	Value
Series 1829, Class ZB, 6.50%, 3/15/26	$396	$439,435
Series 1896, Class Z, 6.00%, 9/15/26	503	552,567
Series 2075, Class PH, 6.50%, 8/15/28	225	251,211
Series 2091, Class ZC, 6.00%, 11/15/28	842	930,188
Series 2102, Class Z, 6.00%, 12/15/28	211	233,790
Series 2115, Class K, 6.00%, 1/15/29	1,519	1,690,648
Series 2142, Class Z, 6.50%, 4/15/29	504	560,290
Series 2245, Class A, 8.00%, 8/15/27	6,838	8,028,873

		$13,995,687

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$218	$250,182
Series G92-44, Class ZQ, 8.00%, 7/25/22	180	195,685
Series G93-36, Class ZQ, 6.50%, 12/25/23	8,558	9,607,657
Series 1993-16, Class Z, 7.50%, 2/25/23	292	332,665
Series 1993-39, Class Z, 7.50%, 4/25/23	774	884,461
Series 1993-45, Class Z, 7.00%, 4/25/23	971	1,103,960
Series 1993-149, Class M, 7.00%, 8/25/23	321	364,330
Series 1993-178, Class PK, 6.50%, 9/25/23	680	769,612
Series 1993-250, Class Z, 7.00%, 12/25/23	117	122,560
Series 1994-40, Class Z, 6.50%, 3/25/24	675	766,240
Series 1994-42, Class K, 6.50%, 4/25/24	3,130	3,539,617
Series 1994-82, Class Z, 8.00%, 5/25/24	1,186	1,363,400
Series 1997-81, Class PD, 6.35%, 12/18/27	425	477,260
Series 2000-49, Class A, 8.00%, 3/18/27	685	807,281
Series 2001-81, Class HE, 6.50%, 1/25/32	1,601	1,792,387
Series 2002-1, Class G, 7.00%, 7/25/23	415	466,551
Series 2005-37, Class SU, 28.44%, 3/25/35(4)	2,687	3,949,380

		$26,793,228

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$427	$481,723

		$481,723

Total Collateralized Mortgage Obligations (identified cost $38,251,425)		$41,270,638

U.S. Government Agency Obligations — 2.9%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,148,445
5.77%, 1/5/27	5,000	6,117,545

		$12,265,990

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,560,460
4.75%, 3/10/23	4,500	5,088,946
5.75%, 6/12/26	2,720	3,253,901

		$13,903,307

United States Agency for International Development — Israel:
0.00%, 5/1/20	$2,200	$1,860,736

		$1,860,736

Total U.S. Government Agency Obligations (identified cost $25,234,602)		$28,030,033

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(5)	$6,000	$8,397,888

Total U.S. Treasury Obligations (identified cost $6,179,454)		$8,397,888

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	$16,490	$16,489,730

Total Short-Term Investments (identified cost $16,489,730)		$16,489,730

Total Investments — 98.5% (identified cost $930,949,905)		$954,090,707

Interest Rate Swaptions Written — (0.2)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option for Portfolio to pay 3-Month USD-LIBOR-BBA Rate and receive 3.574%	Citibank NA	1/9/14	$(200,000,000)	$(1,569,800)

Total Interest Rate Swaptions Written (premium received $2,530,000)	$(1,569,800)

Other Assets, Less Liabilities — 1.7%	$16,631,192

Net Assets — 100.0%	$969,152,099

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(2)	Principal amount is less than $500.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $25,240.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$941,138,986

Gross unrealized appreciation	$29,138,945
Gross unrealized depreciation	(16,187,224)

Net unrealized appreciation	$12,951,721

A summary of open financial instruments at July 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/13	100 U.S. 10-Year Treasury Note	Long	$12,950,000	$12,643,750	$(306,250)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(1,042,720)
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	4,358,360

						$3,315,640

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written option activity for the fiscal year to date ended July 31, 2013 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$—	$—
Options written	200,000,000	2,530,000

Outstanding, end of period	$200,000,000	$2,530,000

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, and interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$(306,250)
Swap contracts	4,358,360	(1,042,720)
Swaptions written	—	(1,569,800)

Total	$4,358,360	$(2,918,770)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$859,902,418	$—	$859,902,418
Collateralized Mortgage Obligations	—	41,270,638	—	41,270,638
U.S. Government Agency Obligations	—	28,030,033	—	28,030,033
U.S. Treasury Obligations	—	8,397,888	—	8,397,888
Short-Term Investments	—	16,489,730	—	16,489,730
Total Investments	$—	$954,090,707	$—	$954,090,707
Swap Contracts	$—	$4,358,360	$—	$4,358,360
Total	$—	$958,449,067	$—	$958,449,067

Liability Description
Swaptions Written	$—	$(1,569,800)	$—	$(1,569,800)
Futures Contracts	(306,250)	—	—	(306,250)
Swap Contracts	—	(1,042,720)	—	(1,042,720)
Total	$(306,250)	$(2,612,520)	$—	$(2,918,770)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013